Net result from services and commissions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income (expense) [abstract]
Revenues from services and commissions	R$ 27,054	R$ 17,931	R$ 12,637
Income from Bank Fees	62,544	50,992	40,436
Income from exchange	617,552	369,340	137,863
Revenues from commissions and intermediation	496,835	296,655	98,003
Third Parties funds administration	30,925	42,182	13,335
Exchange brokerage and securities	36,508	7,052	8,842
Other revenues	18,059	9,780	6,005
Expenses on cashback (a)	(321,438)	(251,363)	(59,976)
Revenues from services and commissions	968,039	542,569	257,145
Expenses from services and commissions
Other expenses	(2,019)	(1,905)	(6,147)
Bank expenses	(127,214)	(98,392)	(65,464)
Expenses from services and commissions	(129,233)	(100,297)	(71,611)
Net result from services and commissions	R$ 838,806	R$ 442,272	R$ 185,534